Income and Expenses - Summary of Contract Liabilities and Unearned Revenues Account (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Offsetting Liability [Line Items]
Total contract liabilities and unearned revenues	₱ 16,067	₱ 18,895	₱ 17,114
Contract liabilities:
Noncurrent	256	300
Current	17	16
Noncurrent	5,369	7,906
Current	10,425	10,673
Unearned revenues from prepaid contracts [member]
Offsetting Liability [Line Items]
Unearned revenues from prepaid contracts	6,543	6,864
Short-term advances for installatin services [member]
Offsetting Liability [Line Items]
Contract liabilities and unearned revenues	2,773	5,004
Leased facilities [member]
Offsetting Liability [Line Items]
Contract liabilities and unearned revenues	4,630	4,851
Advance monthly service fees [member]
Offsetting Liability [Line Items]
Contract liabilities and unearned revenues	2,098	2,152
Long-term advances from equipment [member]
Offsetting Liability [Line Items]
Contract liabilities and unearned revenues	₱ 23	₱ 24